Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
PEO AlphaQuest(TM) Thematic PE ETF
Shareholder Report [Line Items]
Fund Name	PEO AlphaQuest™ Thematic PE ETF
Class Name	PEO Alphaquest™ Thematic PE ETF
Trading Symbol	LQPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the PEO AlphaQuest™ Thematic PE ETF (the "Fund") for the period January 27, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.peoalphaquestetfs.com. You can also request this information by contacting us at 877-977-9971 or by writing to the PEO AlphaQuest™ Thematic PE ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	877-977-9971
Additional Information Website	www.peoalphaquestetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEO Alphaquest™ Thematic PE ETF	$53	1.29%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.29%
Net Assets	$ 13,505,000
Holdings Count | Holdings	244
Advisory Fees Paid, Amount	$ 68,267
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$13,505
Number of Holdings	244
Total Advisory Fee	$68,267
Portfolio Turnover	53%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Security Type - Other Financial Instruments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(% of net assets)
Adobe, Inc.	3.0
CVS Health Corp.	2.8
IDEXX Laboratories, Inc.	2.5
Electronic Arts, Inc.	2.5
Verisk Analytics, Inc.	2.5
VeriSign, Inc.	2.4
Dropbox, Inc.	2.3
Centene Corp.	2.1
Fair Isaac Corp.	2.1
Domino's Pizza, Inc.	1.8